CONCENTRATIONS AND CREDIT RISK (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
CONCENTRATIONS AND CREDIT RISK (Tables)
Vendor purchase concentrations

	Accounts Payable at		Net Purchases

	September 30, 2013	March 31, 2013	September 30, 2013	March 31, 2013

Growers Synergy Pte. Ltd. - related party	45.0%	50.1%	5.4%	26.4%

Stevia Ventures Corporation	18.8%	16. 9%	31.1%	55.7%
SG Agro Tech Pte Ltd	-%	-%	53.8%	-%

	63.8%	67.0%	90.3%	82.1%

	Accounts Payable at		Net Purchases
	March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012

Growers Synergy Pte. Ltd. - related party	50.1%	16.4%	26.4%	13.5%

Stevia Ventures Corporation	16. 9%	54.1%	55.7%	14.4%

	67.0%	70.5%	82.1%	27.9%